Selected Quarterly Financial Results	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Results
Selected Quarterly Financial Results (unaudited)

	Year Ended December 31, 2016
(in millions, except per-share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales:
Corporate(1)	$1,414.9	$1,490.8	$1,466.4	$1,517.7

Small Business (1)	277.4	288.4	282.5	291.8

Public:
Government	339.9	456.6	537.5	529.6
Education	341.0	640.0	671.4	365.9
Healthcare	388.5	450.4	431.7	436.8
Total Public	1,069.4	1,547.0	1,640.6	1,332.3
Other	355.0	338.4	318.7	350.5
Net sales	$3,116.7	$3,664.6	$3,708.2	$3,492.4

Gross profit	$524.5	$610.5	$614.3	$577.9
Income from operations	161.0	223.5	237.5	197.2
Net income	77.8	117.5	125.9	103.2
Basic	0.47	0.71	0.78	0.64
Diluted	0.46	0.70	0.76	0.63

Cash dividends declared per common share	$0.1075	$0.1075	$0.1075	$0.1600

	Year Ended December 31, 2015(3)
(in millions, except per-share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales:
Corporate(1)	$1,336.9	$1,517.9	$1,499.6	$1,524.3

Small Business(1)	273.5	280.7	265.1	270.3

Public:
Government	294.2	390.8	493.9	522.0
Education	345.4	548.9	583.3	341.2
Healthcare	377.6	448.8	406.7	430.8
Total Public	1,017.2	1,388.5	1,483.9	1,294.0
Other	127.6	126.9	252.5	329.8
Net sales	$2,755.2	$3,314.0	$3,501.1	$3,418.4

Gross profit	$456.5	$534.5	$567.2	$557.6
Income from operations	151.6	205.9	204.6	179.9
Net income	54.7	108.2	150.9	89.3
Net income per common share (2):
Basic	0.32	0.63	0.89	0.53
Diluted	0.32	0.63	0.88	0.52

Cash dividends declared per common share	$0.0675	$0.0675	$0.0675	$0.1075

(1)	Amounts have been recast to present Small Business as its own operating and reportable segment.

(2)
Basic and diluted net income per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net income per share.

(3)
Effective January 1, 2016, CDW Advanced Services is no longer an operating segment and its results have been allocated to our Corporate, Small Business and Public segments. The prior periods have been reclassified to conform to the current period presentation.